Business Combinations - Fair Values of Identifiable Assets and Liabilities of M.T. Burn at Date of Acquisition (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill		¥ 17,095	¥ 16,767	¥ 3,400
Net cash and cash equivalents acquired at the acquisition date		736
Net cash flows on acquisition (included in cash flows from investing activities)		¥ (188)	¥ (11,887)	¥ (423)
M.T. Burn Corporation [Member]
Disclosure of detailed information about business combination [line items]
Goodwill	¥ 416
M.T. Burn Corporation [Member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	87
Trade receivables	83
Customer relationships	401
Software	26
Deferred tax assets	88
Other assets	1
Total assets	686
Trade and other payables	78
Other financial liabilities, current	50
Other financial liabilities, non-current	210
Deferred tax liabilities	149
Other liabilities	13
Total liabilities	500
Total identifiable net assets at fair value	186
Non-controllinginterest	(92)
Goodwill	416
Total consideration	510
Total consideration related to the acquisition	(510)
Net cash and cash equivalents acquired at the acquisition date	87
Net cash flows on acquisition (included in cash flows from investing activities)	¥ (423)